Finance Income and Costs - Summary of Analysis of Finance Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017
Disclosure of Finance Income [abstract]
Interest expenses due to financial institutions	€ 2,864	€ 3,298		€ 3,140
Interests expenses from lease liabilities	2,635
Other interest expenses	431	498		1,499
Financial institution commissions	1,998	1,784		1,650
Total	€ 7,928	€ 5,580		€ 6,289	[1]

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5(c).